FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
3,953,556	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$3,953,556
	(Cost $3,953,556)
	Total Investments — 0.8%	3,953,556
	(Cost $3,953,556)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.5%
	Call Options Purchased — 103.0%
6,582	State Street® SPDR® S&P 500® ETF Trust	$497,915,136	$6.94	01/15/27	490,054,977
	(Cost $446,878,117)
	Put Options Purchased — 2.5%
6,582	State Street® SPDR® S&P 500® ETF Trust	497,915,136	691.68	01/15/27	11,739,853
	(Cost $25,801,397)
	Total Purchased Options				501,794,830
	(Cost $472,679,514)
WRITTEN OPTIONS — (6.2)%
	Call Options Written — (5.2)%
(6,582)	State Street® SPDR® S&P 500® ETF Trust	(497,915,136)	773.37	01/15/27	(24,963,222)
	(Premiums received $10,951,534)
	Put Options Written — (1.0)%
(6,582)	State Street® SPDR® S&P 500® ETF Trust	(497,915,136)	587.93	01/15/27	(4,610,560)
	(Premiums received $11,117,993)
	Total Written Options				(29,573,782)
	(Premiums received $22,069,527)
	Net Other Assets and Liabilities — (0.1)%				(326,827)
	Net Assets — 100.0%				$475,847,777

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,953,556	$3,953,556	$—	$—
Purchased Options	501,794,830	—	501,794,830	—
Total	$505,748,386	$3,953,556	$501,794,830	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(29,573,782)	$—	$(29,573,782)	$—

FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
3,476,946	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$3,476,946
	(Cost $3,476,946)
	Total Investments — 0.9%	3,476,946
	(Cost $3,476,946)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.4%
	Call Options Purchased — 103.7%
5,343	State Street® SPDR® S&P 500® ETF Trust	$404,187,264	$6.91	02/19/27	398,040,356
	(Cost $360,114,227)
	Put Options Purchased — 2.7%
5,343	State Street® SPDR® S&P 500® ETF Trust	404,187,264	689.45	02/19/27	10,498,728
	(Cost $22,978,517)
	Total Purchased Options				408,539,084
	(Cost $383,092,744)
WRITTEN OPTIONS — (7.2)%
	Call Options Written — (6.1)%
(5,343)	State Street® SPDR® S&P 500® ETF Trust	(404,187,264)	772.53	02/19/27	(23,473,295)
	(Premiums received $9,145,341)
	Put Options Written — (1.1)%
(5,343)	State Street® SPDR® S&P 500® ETF Trust	(404,187,264)	586.04	02/19/27	(4,348,507)
	(Premiums received $10,233,110)
	Total Written Options				(27,821,802)
	(Premiums received $19,378,451)
	Net Other Assets and Liabilities — (0.1)%				(264,594)
	Net Assets — 100.0%				$383,929,634

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,476,946	$3,476,946	$—	$—
Purchased Options	408,539,084	—	408,539,084	—
Total	$412,016,030	$3,476,946	$408,539,084	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(27,821,802)	$—	$(27,821,802)	$—

FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
1,153,960	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$1,153,960
	(Cost $1,153,960)
	Total Investments — 0.9%	1,153,960
	(Cost $1,153,960)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.3%
	Call Options Purchased — 102.3%
4,445	iShares Russell 2000 ETF	$129,096,135	$2.65	02/19/27	126,861,411
	(Cost $115,246,739)
	Put Options Purchased — 4.0%
4,445	iShares Russell 2000 ETF	129,096,135	264.61	02/19/27	4,886,211
	(Cost $9,472,521)
	Total Purchased Options				131,747,622
	(Cost $124,719,260)
WRITTEN OPTIONS — (7.1)%
	Call Options Written — (5.6)%
(4,445)	iShares Russell 2000 ETF	(129,096,135)	310.55	02/19/27	(6,939,045)
	(Premiums received $4,247,235)
	Put Options Written — (1.5)%
(4,445)	iShares Russell 2000 ETF	(129,096,135)	224.92	02/19/27	(1,912,684)
	(Premiums received $4,131,100)
	Total Written Options				(8,851,729)
	(Premiums received $8,378,335)
	Net Other Assets and Liabilities — (0.1)%				(87,560)
	Net Assets — 100.0%				$123,962,293

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,153,960	$1,153,960	$—	$—
Purchased Options	131,747,622	—	131,747,622	—
Total	$132,901,582	$1,153,960	$131,747,622	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,851,729)	$—	$(8,851,729)	$—

FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)
Portfolio of Investments
May 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 5.8%
$183,300	U.S. Treasury Bill	(a)	06/30/26	$182,765
183,300	U.S. Treasury Bill	(a)	07/30/26	182,209
183,300	U.S. Treasury Bill	(a)	08/27/26	181,710
183,300	U.S. Treasury Bill	(a)	10/01/26	181,054
183,300	U.S. Treasury Bill	(a)	10/29/26	180,514
183,300	U.S. Treasury Bill	(a)	11/27/26	179,996
183,300	U.S. Treasury Bill	(a)	12/24/26	179,540
183,300	U.S. Treasury Bill	(a)	01/21/27	179,051
183,300	U.S. Treasury Bill	(a)	02/18/27	178,538
183,300	U.S. Treasury Bill	(a)	03/18/27	178,013
	Total U.S. Treasury Bills			1,803,390
	(Cost $1,803,258)

Shares	Description	Value
MONEY MARKET FUNDS — 1.6%
486,047	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (b)	486,047
	(Cost $486,047)
	Total Investments — 7.4%	2,289,437
	(Cost $2,289,305)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 114.9%
	Call Options Purchased — 112.6%
463	State Street® SPDR® S&P 500® ETF Trust	$35,025,024	$0.06	03/19/27	34,732,431
	(Cost $29,729,020)
	Put Options Purchased — 2.3%
463	State Street® SPDR® S&P 500® ETF Trust	35,025,024	648.56	03/19/27	719,530
	(Cost $2,105,515)
	Total Purchased Options				35,451,961
	(Cost $31,834,535)
WRITTEN OPTIONS — (22.2)%
	Call Options Written — (20.9)%
(463)	State Street® SPDR® S&P 500® ETF Trust	(35,025,024)	648.56	03/19/27	(6,440,566)
	(Premiums received $3,023,137)
	Put Options Written — (1.3)%
(463)	State Street® SPDR® S&P 500® ETF Trust	(35,025,024)	583.70	03/19/27	(422,677)
	(Premiums received $1,269,292)
	Total Written Options				(6,863,243)
	(Premiums received $4,292,429)
	Net Other Assets and Liabilities — (0.1)%				(20,950)
	Net Assets — 100.0%				$30,857,205

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of May 31, 2026.

FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$1,803,390	$—	$1,803,390	$—
Money Market Funds	486,047	486,047	—	—
Total Investments	2,289,437	486,047	1,803,390	—
Purchased Options	35,451,961	—	35,451,961	—
Total	$37,741,398	$486,047	$37,255,351	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,863,243)	$—	$(6,863,243)	$—

FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
3,754,586	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$3,754,586
	(Cost $3,754,586)
	Total Investments — 1.0%	3,754,586
	(Cost $3,754,586)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.0%
	Call Options Purchased — 107.8%
5,731	State Street® SPDR® S&P 500® ETF Trust	$433,538,688	$6.51	03/19/27	426,359,865
	(Cost $364,316,950)
	Put Options Purchased — 2.2%
5,731	State Street® SPDR® S&P 500® ETF Trust	433,538,688	648.59	03/19/27	8,908,496
	(Cost $24,783,770)
	Total Purchased Options				435,268,361
	(Cost $389,100,720)
WRITTEN OPTIONS — (10.9)%
	Call Options Written — (9.9)%
(5,731)	State Street® SPDR® S&P 500® ETF Trust	(433,538,688)	740.04	03/19/27	(39,082,153)
	(Premiums received $9,454,864)
	Put Options Written — (1.0)%
(5,731)	State Street® SPDR® S&P 500® ETF Trust	(433,538,688)	551.30	03/19/27	(4,023,907)
	(Premiums received $11,432,268)
	Total Written Options				(43,106,060)
	(Premiums received $20,887,132)
	Net Other Assets and Liabilities — (0.1)%				(273,537)
	Net Assets — 100.0%				$395,643,350

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,754,586	$3,754,586	$—	$—
Purchased Options	435,268,361	—	435,268,361	—
Total	$439,022,947	$3,754,586	$435,268,361	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(43,106,060)	$—	$(43,106,060)	$—

FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
2,986,860	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$2,986,860
	(Cost $2,986,860)
	Total Investments — 1.0%	2,986,860
	(Cost $2,986,860)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.8%
	Call Options Purchased — 102.0%
3,935	State Street® SPDR® S&P 500® ETF Trust	$297,674,880	$7.12	04/16/27	292,552,022
	(Cost $275,176,233)
	Put Options Purchased — 3.8%
3,935	State Street® SPDR® S&P 500® ETF Trust	297,674,880	710.16	04/16/27	10,725,275
	(Cost $16,295,441)
	Total Purchased Options				303,277,297
	(Cost $291,471,674)
WRITTEN OPTIONS — (6.7)%
	Call Options Written — (5.1)%
(3,935)	State Street® SPDR® S&P 500® ETF Trust	(297,674,880)	797.79	04/16/27	(14,739,093)
	(Premiums received $7,300,089)
	Put Options Written — (1.6)%
(3,935)	State Street® SPDR® S&P 500® ETF Trust	(297,674,880)	603.64	04/16/27	(4,624,688)
	(Premiums received $7,173,798)
	Total Written Options				(19,363,781)
	(Premiums received $14,473,887)
	Net Other Assets and Liabilities — (0.1)%				(195,563)
	Net Assets — 100.0%				$286,704,813

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,986,860	$2,986,860	$—	$—
Purchased Options	303,277,297	—	303,277,297	—
Total	$306,264,157	$2,986,860	$303,277,297	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(19,363,781)	$—	$(19,363,781)	$—

FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
5,104,817	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$5,104,817
	(Cost $5,104,817)
	Total Investments — 1.1%	5,104,817
	(Cost $5,104,817)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.2%
	Call Options Purchased — 99.4%
6,100	State Street® SPDR® S&P 500® ETF Trust	$461,452,800	$7.41	05/21/27	453,557,387
	(Cost $443,272,247)
	Put Options Purchased — 4.8%
6,100	State Street® SPDR® S&P 500® ETF Trust	461,452,800	739.19	05/21/27	22,102,496
	(Cost $26,382,264)
	Total Purchased Options				475,659,883
	(Cost $469,654,511)
WRITTEN OPTIONS — (5.2)%
	Call Options Written — (3.1)%
(6,100)	State Street® SPDR® S&P 500® ETF Trust	(461,452,800)	841.42	05/21/27	(14,465,418)
	(Premiums received $11,832,618)
	Put Options Written — (2.1)%
(6,100)	State Street® SPDR® S&P 500® ETF Trust	(461,452,800)	628.31	05/21/27	(9,617,199)
	(Premiums received $11,730,184)
	Total Written Options				(24,082,617)
	(Premiums received $23,562,802)
	Net Other Assets and Liabilities — (0.1)%				(266,520)
	Net Assets — 100.0%				$456,415,563

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$5,104,817	$5,104,817	$—	$—
Purchased Options	475,659,883	—	475,659,883	—
Total	$480,764,700	$5,104,817	$475,659,883	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(24,082,617)	$—	$(24,082,617)	$—

FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
1,175,912	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$1,175,912
	(Cost $1,175,912)
	Total Investments — 1.2%	1,175,912
	(Cost $1,175,912)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.0%
	Call Options Purchased — 100.0%
3,525	iShares Russell 2000 ETF	$102,376,575	$2.78	05/21/27	100,486,717
	(Cost $96,176,956)
	Put Options Purchased — 6.0%
3,525	iShares Russell 2000 ETF	102,376,575	277.60	05/21/27	6,043,753
	(Cost $7,677,348)
	Total Purchased Options				106,530,470
	(Cost $103,854,304)
WRITTEN OPTIONS — (7.1)%
	Call Options Written — (4.5)%
(3,525)	iShares Russell 2000 ETF	(102,376,575)	330.76	05/21/27	(4,575,133)
	(Premiums received $3,585,212)
	Put Options Written — (2.6)%
(3,525)	iShares Russell 2000 ETF	(102,376,575)	235.96	05/21/27	(2,597,008)
	(Premiums received $3,418,472)
	Total Written Options				(7,172,141)
	(Premiums received $7,003,684)
	Net Other Assets and Liabilities — (0.1)%				(69,287)
	Net Assets — 100.0%				$100,464,954

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,175,912	$1,175,912	$—	$—
Purchased Options	106,530,470	—	106,530,470	—
Total	$107,706,382	$1,175,912	$106,530,470	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,172,141)	$—	$(7,172,141)	$—

FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)
Portfolio of Investments
May 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 0.6%
$294,800	U.S. Treasury Bill	(a)	06/11/26	$294,504
	(Cost $294,497)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
438,043	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (b)	438,043
	(Cost $438,043)
	Total Investments — 1.4%	732,547
	(Cost $732,540)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 125.6%
	Call Options Purchased — 125.6%
860	State Street® SPDR® S&P 500® ETF Trust	$65,057,280	$0.06	06/18/26	64,889,176
	(Cost $56,409,561)
	Put Options Purchased — 0.0%
860	State Street® SPDR® S&P 500® ETF Trust	65,057,280	594.27	06/18/26	10,354
	(Cost $1,333,009)
	Total Purchased Options				64,899,530
	(Cost $57,742,570)
WRITTEN OPTIONS — (26.9)%
	Call Options Written — (26.9)%
(860)	State Street® SPDR® S&P 500® ETF Trust	(65,057,280)	594.27	06/18/26	(13,915,454)
	(Premiums received $7,929,475)
	Put Options Written — (0.0)%
(860)	State Street® SPDR® S&P 500® ETF Trust	(65,057,280)	534.84	06/18/26	(4,635)
	(Premiums received $736,405)
	Total Written Options				(13,920,089)
	(Premiums received $8,665,880)
	Net Other Assets and Liabilities — (0.1)%				(35,564)
	Net Assets — 100.0%				$51,676,424

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of May 31, 2026.

FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$294,504	$—	$294,504	$—
Money Market Funds	438,043	438,043	—	—
Total Investments	732,547	438,043	294,504	—
Purchased Options	64,899,530	—	64,899,530	—
Total	$65,632,077	$438,043	$65,194,034	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(13,920,089)	$—	$(13,920,089)	$—

FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
1,141,133	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$1,141,133
	(Cost $1,141,133)
	Total Investments — 0.3%	1,141,133
	(Cost $1,141,133)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 113.2%
	Call Options Purchased — 113.2%
5,585	State Street® SPDR® S&P 500® ETF Trust	$422,494,080	$5.96	06/18/26	418,115,161
	(Cost $332,805,774)
	Put Options Purchased — 0.0%
5,585	State Street® SPDR® S&P 500® ETF Trust	422,494,080	594.30	06/18/26	67,243
	(Cost $17,482,682)
	Total Purchased Options				418,182,404
	(Cost $350,288,456)
WRITTEN OPTIONS — (13.4)%
	Call Options Written — (13.4)%
(5,585)	State Street® SPDR® S&P 500® ETF Trust	(422,494,080)	667.81	06/18/26	(49,532,025)
	(Premiums received $8,282,287)
	Put Options Written — (0.0)%
(5,585)	State Street® SPDR® S&P 500® ETF Trust	(422,494,080)	505.16	06/18/26	(21,390)
	(Premiums received $6,961,014)
	Total Written Options				(49,553,415)
	(Premiums received $15,243,301)
	Net Other Assets and Liabilities — (0.1)%				(257,346)
	Net Assets — 100.0%				$369,512,776

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,141,133	$1,141,133	$—	$—
Purchased Options	418,182,404	—	418,182,404	—
Total	$419,323,537	$1,141,133	$418,182,404	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(49,553,415)	$—	$(49,553,415)	$—

FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
1,504,072	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$1,504,072
	(Cost $1,504,072)
	Total Investments — 0.4%	1,504,072
	(Cost $1,504,072)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.2%
	Call Options Purchased — 108.1%
5,563	State Street® SPDR® S&P 500® ETF Trust	$420,829,824	$6.30	07/17/26	416,469,266
	(Cost $344,024,786)
	Put Options Purchased — 0.1%
5,563	State Street® SPDR® S&P 500® ETF Trust	420,829,824	627.60	07/17/26	495,997
	(Cost $18,961,142)
	Total Purchased Options				416,965,263
	(Cost $362,985,928)
WRITTEN OPTIONS — (8.5)%
	Call Options Written — (8.5)%
(5,563)	State Street® SPDR® S&P 500® ETF Trust	(420,829,824)	703.16	07/17/26	(32,787,321)
	(Premiums received $7,542,435)
	Put Options Written — (0.0)%
(5,563)	State Street® SPDR® S&P 500® ETF Trust	(420,829,824)	533.46	07/17/26	(164,386)
	(Premiums received $7,513,098)
	Total Written Options				(32,951,707)
	(Premiums received $15,055,533)
	Net Other Assets and Liabilities — (0.1)%				(274,207)
	Net Assets — 100.0%				$385,243,421

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,504,072	$1,504,072	$—	$—
Purchased Options	416,965,263	—	416,965,263	—
Total	$418,469,335	$1,504,072	$416,965,263	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(32,951,707)	$—	$(32,951,707)	$—

FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
1,387,184	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$1,387,184
	(Cost $1,387,184)
	Total Investments — 0.5%	1,387,184
	(Cost $1,387,184)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.0%
	Call Options Purchased — 106.6%
4,246	State Street® SPDR® S&P 500® ETF Trust	$321,201,408	$6.45	08/21/26	317,757,902
	(Cost $268,231,602)
	Put Options Purchased — 0.4%
4,246	State Street® SPDR® S&P 500® ETF Trust	321,201,408	643.46	08/21/26	1,235,586
	(Cost $14,473,317)
	Total Purchased Options				318,993,488
	(Cost $282,704,919)
WRITTEN OPTIONS — (7.4)%
	Call Options Written — (7.2)%
(4,246)	State Street® SPDR® S&P 500® ETF Trust	(321,201,408)	719.97	08/21/26	(21,582,418)
	(Premiums received $5,542,352)
	Put Options Written — (0.2)%
(4,246)	State Street® SPDR® S&P 500® ETF Trust	(321,201,408)	546.94	08/21/26	(428,846)
	(Premiums received $5,933,178)
	Total Written Options				(22,011,264)
	(Premiums received $11,475,530)
	Net Other Assets and Liabilities — (0.1)%				(246,984)
	Net Assets — 100.0%				$298,122,424

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,387,184	$1,387,184	$—	$—
Purchased Options	318,993,488	—	318,993,488	—
Total	$320,380,672	$1,387,184	$318,993,488	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(22,011,264)	$—	$(22,011,264)	$—

FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
460,864	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$460,864
	(Cost $460,864)
	Total Investments — 0.4%	460,864
	(Cost $460,864)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 111.5%
	Call Options Purchased — 111.1%
4,099	iShares Russell 2000 ETF	$119,047,257	$2.27	08/21/26	117,890,970
	(Cost $92,624,857)
	Put Options Purchased — 0.4%
4,099	iShares Russell 2000 ETF	119,047,257	227.13	08/21/26	357,392
	(Cost $6,423,007)
	Total Purchased Options				118,248,362
	(Cost $99,047,864)
WRITTEN OPTIONS — (11.8)%
	Call Options Written — (11.7)%
(4,099)	iShares Russell 2000 ETF	(119,047,257)	265.47	08/21/26	(12,434,112)
	(Premiums received $3,167,153)
	Put Options Written — (0.1)%
(4,099)	iShares Russell 2000 ETF	(119,047,257)	193.06	08/21/26	(120,756)
	(Premiums received $2,492,973)
	Total Written Options				(12,554,868)
	(Premiums received $5,660,126)
	Net Other Assets and Liabilities — (0.1)%				(76,896)
	Net Assets — 100.0%				$106,077,462

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$460,864	$460,864	$—	$—
Purchased Options	118,248,362	—	118,248,362	—
Total	$118,709,226	$460,864	$118,248,362	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(12,554,868)	$—	$(12,554,868)	$—

FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
Portfolio of Investments
May 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 1.9%
$177,600	U.S. Treasury Bill	(a)	06/11/26	$177,422
177,600	U.S. Treasury Bill	(a)	07/09/26	176,921
177,600	U.S. Treasury Bill	(a)	08/06/26	176,423
177,600	U.S. Treasury Bill	(a)	09/03/26	175,938
	Total U.S. Treasury Bills			706,704
	(Cost $706,766)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
330,002	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (b)	330,002
	(Cost $330,002)
	Total Investments — 2.8%	1,036,706
	(Cost $1,036,768)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 113.1%
	Call Options Purchased — 112.2%
546	State Street® SPDR® S&P 500® ETF Trust	$41,303,808	$0.07	09/18/26	41,117,344
	(Cost $35,901,966)
	Put Options Purchased — 0.9%
546	State Street® SPDR® S&P 500® ETF Trust	41,303,808	663.69	09/18/26	325,230
	(Cost $1,882,409)
	Total Purchased Options				41,442,574
	(Cost $37,784,375)
WRITTEN OPTIONS — (15.8)%
	Call Options Written — (15.4)%
(546)	State Street® SPDR® S&P 500® ETF Trust	(41,303,808)	663.69	09/18/26	(5,661,332)
	(Premiums received $2,934,822)
	Put Options Written — (0.4)%
(546)	State Street® SPDR® S&P 500® ETF Trust	(41,303,808)	597.32	09/18/26	(150,696)
	(Premiums received $1,074,757)
	Total Written Options				(5,812,028)
	(Premiums received $4,009,579)
	Net Other Assets and Liabilities — (0.1)%				(26,340)
	Net Assets — 100.0%				$36,640,912

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of May 31, 2026.

FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$706,704	$—	$706,704	$—
Money Market Funds	330,002	330,002	—	—
Total Investments	1,036,706	330,002	706,704	—
Purchased Options	41,442,574	—	41,442,574	—
Total	$42,479,280	$330,002	$42,149,278	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,812,028)	$—	$(5,812,028)	$—

FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
1,859,281	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$1,859,281
	(Cost $1,859,281)
	Total Investments — 0.6%	1,859,281
	(Cost $1,859,281)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.3%
	Call Options Purchased — 104.5%
4,620	State Street® SPDR® S&P 500® ETF Trust	$349,493,760	$6.66	09/18/26	344,924,072
	(Cost $304,587,191)
	Put Options Purchased — 0.8%
4,620	State Street® SPDR® S&P 500® ETF Trust	349,493,760	663.72	09/18/26	2,752,965
	(Cost $16,292,185)
	Total Purchased Options				347,677,037
	(Cost $320,879,376)
WRITTEN OPTIONS — (5.8)%
	Call Options Written — (5.5)%
(4,620)	State Street® SPDR® S&P 500® ETF Trust	(349,493,760)	739.91	09/18/26	(18,271,315)
	(Premiums received $6,791,197)
	Put Options Written — (0.3)%
(4,620)	State Street® SPDR® S&P 500® ETF Trust	(349,493,760)	564.17	09/18/26	(912,311)
	(Premiums received $6,516,489)
	Total Written Options				(19,183,626)
	(Premiums received $13,307,686)
	Net Other Assets and Liabilities — (0.1)%				(275,426)
	Net Assets — 100.0%				$330,077,266

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,859,281	$1,859,281	$—	$—
Purchased Options	347,677,037	—	347,677,037	—
Total	$349,536,318	$1,859,281	$347,677,037	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(19,183,626)	$—	$(19,183,626)	$—

FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
1,887,563	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$1,887,563
	(Cost $1,887,563)
	Total Investments — 0.6%	1,887,563
	(Cost $1,887,563)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.6%
	Call Options Purchased — 104.5%
4,295	State Street® SPDR® S&P 500® ETF Trust	$324,908,160	$6.66	10/16/26	320,584,470
	(Cost $281,845,022)
	Put Options Purchased — 1.1%
4,295	State Street® SPDR® S&P 500® ETF Trust	324,908,160	664.41	10/16/26	3,407,696
	(Cost $16,023,899)
	Total Purchased Options				323,992,166
	(Cost $297,868,921)
WRITTEN OPTIONS — (6.1)%
	Call Options Written — (5.7)%
(4,295)	State Street® SPDR® S&P 500® ETF Trust	(324,908,160)	745.07	10/16/26	(17,634,841)
	(Premiums received $7,405,032)
	Put Options Written — (0.4)%
(4,295)	State Street® SPDR® S&P 500® ETF Trust	(324,908,160)	564.75	10/16/26	(1,198,992)
	(Premiums received $6,946,203)
	Total Written Options				(18,833,833)
	(Premiums received $14,351,235)
	Net Other Assets and Liabilities — (0.1)%				(212,007)
	Net Assets — 100.0%				$306,833,889

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,887,563	$1,887,563	$—	$—
Purchased Options	323,992,166	—	323,992,166	—
Total	$325,879,729	$1,887,563	$323,992,166	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(18,833,833)	$—	$(18,833,833)	$—

FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
2,083,861	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$2,083,861
	(Cost $2,083,861)
	Total Investments — 0.7%	2,083,861
	(Cost $2,083,861)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.5%
	Call Options Purchased — 105.1%
4,289	State Street® SPDR® S&P 500® ETF Trust	$324,454,272	$6.61	11/20/26	320,117,064
	(Cost $279,197,287)
	Put Options Purchased — 1.4%
4,289	State Street® SPDR® S&P 500® ETF Trust	324,454,272	659.05	11/20/26	4,213,899
	(Cost $17,140,666)
	Total Purchased Options				324,330,963
	(Cost $296,337,953)
WRITTEN OPTIONS — (7.1)%
	Call Options Written — (6.6)%
(4,289)	State Street® SPDR® S&P 500® ETF Trust	(324,454,272)	746.37	11/20/26	(19,997,977)
	(Premiums received $7,687,862)
	Put Options Written — (0.5)%
(4,289)	State Street® SPDR® S&P 500® ETF Trust	(324,454,272)	560.20	11/20/26	(1,613,007)
	(Premiums received $7,657,998)
	Total Written Options				(21,610,984)
	(Premiums received $15,345,860)
	Net Other Assets and Liabilities — (0.1)%				(211,602)
	Net Assets — 100.0%				$304,592,238

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,083,861	$2,083,861	$—	$—
Purchased Options	324,330,963	—	324,330,963	—
Total	$326,414,824	$2,083,861	$324,330,963	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(21,610,984)	$—	$(21,610,984)	$—

FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
743,539	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$743,539
	(Cost $743,539)
	Total Investments — 0.7%	743,539
	(Cost $743,539)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.1%
	Call Options Purchased — 108.8%
4,265	iShares Russell 2000 ETF	$123,868,395	$2.36	11/20/26	122,204,619
	(Cost $99,817,408)
	Put Options Purchased — 1.3%
4,265	iShares Russell 2000 ETF	123,868,395	235.60	11/20/26	1,502,346
	(Cost $7,787,535)
	Total Purchased Options				123,706,965
	(Cost $107,604,943)
WRITTEN OPTIONS — (10.7)%
	Call Options Written — (10.2)%
(4,265)	iShares Russell 2000 ETF	(123,868,395)	279.00	11/20/26	(11,414,633)
	(Premiums received $3,799,552)
	Put Options Written — (0.5)%
(4,265)	iShares Russell 2000 ETF	(123,868,395)	200.26	11/20/26	(587,035)
	(Premiums received $3,320,569)
	Total Written Options				(12,001,668)
	(Premiums received $7,120,121)
	Net Other Assets and Liabilities — (0.1)%				(80,914)
	Net Assets — 100.0%				$112,367,922

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$743,539	$743,539	$—	$—
Purchased Options	123,706,965	—	123,706,965	—
Total	$124,450,504	$743,539	$123,706,965	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(12,001,668)	$—	$(12,001,668)	$—

FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)
Portfolio of Investments
May 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 3.6%
$124,800	U.S. Treasury Bill	(a)	06/18/26	$124,586
124,800	U.S. Treasury Bill	(a)	07/09/26	124,323
124,800	U.S. Treasury Bill	(a)	08/06/26	123,973
124,800	U.S. Treasury Bill	(a)	10/01/26	123,271
124,800	U.S. Treasury Bill	(a)	10/29/26	122,903
249,600	U.S. Treasury Bill	(a)	11/27/26	245,101
	Total U.S. Treasury Bills			864,157
	(Cost $864,648)

Shares	Description	Value
MONEY MARKET FUNDS — 1.3%
315,437	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (b)	315,437
	(Cost $315,437)
	Total Investments — 4.9%	1,179,594
	(Cost $1,180,085)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.9%
	Call Options Purchased — 108.8%
353	State Street® SPDR® S&P 500® ETF Trust	$26,703,744	$0.07	12/18/26	26,505,404
	(Cost $23,804,298)
	Put Options Purchased — 2.1%
353	State Street® SPDR® S&P 500® ETF Trust	26,703,744	680.58	12/18/26	514,452
	(Cost $1,401,169)
	Total Purchased Options				27,019,856
	(Cost $25,205,467)
WRITTEN OPTIONS — (15.7)%
	Call Options Written — (14.6)%
(353)	State Street® SPDR® S&P 500® ETF Trust	(26,703,744)	680.58	12/18/26	(3,558,424)
	(Premiums received $2,037,532)
	Put Options Written — (1.1)%
(353)	State Street® SPDR® S&P 500® ETF Trust	(26,703,744)	612.52	12/18/26	(269,632)
	(Premiums received $813,469)
	Total Written Options				(3,828,056)
	(Premiums received $2,851,001)
	Net Other Assets and Liabilities — (0.1)%				(16,301)
	Net Assets — 100.0%				$24,355,093

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of May 31, 2026.

FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$864,157	$—	$864,157	$—
Money Market Funds	315,437	315,437	—	—
Total Investments	1,179,594	315,437	864,157	—
Purchased Options	27,019,856	—	27,019,856	—
Total	$28,199,450	$315,437	$27,884,013	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,828,056)	$—	$(3,828,056)	$—

FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
3,325,359	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (a)	$3,325,359
	(Cost $3,325,359)
	Total Investments — 0.8%	3,325,359
	(Cost $3,325,359)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.6%
	Call Options Purchased — 103.6%
6,077	State Street® SPDR® S&P 500® ETF Trust	$459,712,896	$6.83	12/18/26	452,301,447
	(Cost $407,512,353)
	Put Options Purchased — 2.0%
6,077	State Street® SPDR® S&P 500® ETF Trust	459,712,896	680.61	12/18/26	8,858,990
	(Cost $23,420,258)
	Total Purchased Options				461,160,437
	(Cost $430,932,611)
WRITTEN OPTIONS — (6.3)%
	Call Options Written — (5.5)%
(6,077)	State Street® SPDR® S&P 500® ETF Trust	(459,712,896)	762.83	12/18/26	(24,073,914)
	(Premiums received $9,430,810)
	Put Options Written — (0.8)%
(6,077)	State Street® SPDR® S&P 500® ETF Trust	(459,712,896)	578.52	12/18/26	(3,392,971)
	(Premiums received $9,807,483)
	Total Written Options				(27,466,885)
	(Premiums received $19,238,293)
	Net Other Assets and Liabilities — (0.1)%				(301,685)
	Net Assets — 100.0%				$436,717,226

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,325,359	$3,325,359	$—	$—
Purchased Options	461,160,437	—	461,160,437	—
Total	$464,485,796	$3,325,359	$461,160,437	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(27,466,885)	$—	$(27,466,885)	$—

FT Vest Laddered Moderate Buffer ETF (BUFZ)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
1,781,711	FT Vest U.S. Equity Moderate Buffer ETF - January (b)	$80,141,361
1,819,471	FT Vest U.S. Equity Moderate Buffer ETF - February (b)	80,020,335
1,807,673	FT Vest U.S. Equity Moderate Buffer ETF - March (b)	79,926,081
1,920,960	FT Vest U.S. Equity Moderate Buffer ETF - April (b)	80,200,080
1,859,337	FT Vest U.S. Equity Moderate Buffer ETF - May (b)	80,360,545
1,938,188	FT Vest U.S. Equity Moderate Buffer ETF - June (b)	79,571,921
1,845,487	FT Vest U.S. Equity Moderate Buffer ETF - July (b)	79,826,540
1,938,302	FT Vest U.S. Equity Moderate Buffer ETF - August (b)	79,965,037
1,958,877	FT Vest U.S. Equity Moderate Buffer ETF - September (b)	80,000,537
1,933,581	FT Vest U.S. Equity Moderate Buffer ETF - October (b)	80,137,264
1,918,174	FT Vest U.S. Equity Moderate Buffer ETF - November (b)	80,035,810
2,012,322	FT Vest U.S. Equity Moderate Buffer ETF - December (b)	80,070,292
	Total Exchange-Traded Funds	960,255,803
	(Cost $853,792,935)
MONEY MARKET FUNDS — 0.1%
1,051,210	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (c)	1,051,210
	(Cost $1,051,210)

	Total Investments — 100.0%	961,307,013
	(Cost $854,844,145)
	Net Other Assets and Liabilities — (0.0)%	(82,504)
	Net Assets — 100.0%	$961,224,509

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$960,255,803	$960,255,803	$—	$—
Money Market Funds	1,051,210	1,051,210	—	—
Total Investments	$961,307,013	$961,307,013	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered Moderate Buffer ETF (BUFZ)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2026, and for the fiscal year-to-date period (September 1, 2025 to May 31, 2026) are as follows:

Security Name	Shares at 5/31/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2026	Dividend Income
FT Vest U.S. Equity Moderate Buffer ETF - January	1,781,711	$51,962,292	$24,754,233	$(2,754,088)	$5,776,825	$402,099	$80,141,361	$—
FT Vest U.S. Equity Moderate Buffer ETF - February	1,819,471	51,895,001	24,737,473	(3,125,709)	6,112,178	401,392	80,020,335	—
FT Vest U.S. Equity Moderate Buffer ETF - March	1,807,673	51,831,224	25,198,860	(4,617,645)	6,669,197	844,445	79,926,081	—
FT Vest U.S. Equity Moderate Buffer ETF - April	1,920,960	51,809,949	25,650,938	(2,035,815)	4,462,397	312,611	80,200,080	—
FT Vest U.S. Equity Moderate Buffer ETF - May	1,859,337	51,950,421	25,208,100	(2,093,049)	4,915,229	379,844	80,360,545	—
FT Vest U.S. Equity Moderate Buffer ETF - June	1,938,188	51,895,066	25,270,041	(2,032,782)	4,094,568	345,028	79,571,921	—
FT Vest U.S. Equity Moderate Buffer ETF - July	1,845,487	51,925,501	24,798,066	(2,300,026)	5,000,722	402,277	79,826,540	—
FT Vest U.S. Equity Moderate Buffer ETF - August	1,938,302	51,961,330	24,839,829	(2,488,858)	5,275,078	377,658	79,965,037	—
FT Vest U.S. Equity Moderate Buffer ETF - September	1,958,877	51,901,731	24,988,864	(2,489,184)	5,246,595	352,531	80,000,537	—
FT Vest U.S. Equity Moderate Buffer ETF - October	1,933,581	51,969,958	25,033,151	(3,345,337)	6,026,997	452,495	80,137,264	—
FT Vest U.S. Equity Moderate Buffer ETF - November	1,918,174	51,973,438	25,021,518	(4,067,901)	6,500,659	608,096	80,035,810	—
FT Vest U.S. Equity Moderate Buffer ETF - December	2,012,322	51,960,087	24,795,475	(3,208,720)	6,111,213	412,237	80,070,292	—
		$623,035,998	$300,296,548	$(34,559,114)	$66,191,658	$5,290,713	$960,255,803	$—

FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
1,571,117	FT Vest U.S. Small Cap Moderate Buffer ETF - February (b)	$40,440,552
1,456,249	FT Vest U.S. Small Cap Moderate Buffer ETF - May (b)	40,527,847
1,463,421	FT Vest U.S. Small Cap Moderate Buffer ETF - August (b)	40,222,126
1,508,461	FT Vest U.S. Small Cap Moderate Buffer ETF - November (b)	40,245,739
	Total Exchange-Traded Funds	161,436,264
	(Cost $144,459,269)
MONEY MARKET FUNDS — 0.1%
152,521	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.51% (c)	152,521
	(Cost $152,521)

	Total Investments — 100.0%	161,588,785
	(Cost $144,611,790)
	Net Other Assets and Liabilities — (0.0)%	(12,602)
	Net Assets — 100.0%	$161,576,183

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$161,436,264	$161,436,264	$—	$—
Money Market Funds	152,521	152,521	—	—
Total Investments	$161,588,785	$161,588,785	$—	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2026, and for the fiscal year-to-date period (September 1, 2025 to May 31, 2026) are as follows:

Security Name	Shares at 5/31/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2026	Dividend Income
FT Vest U.S. Small Cap Moderate Buffer ETF - February	1,571,117	$23,209,936	$14,638,975	$(1,664,574)	$4,107,620	$148,595	$40,440,552	$—
FT Vest U.S. Small Cap Moderate Buffer ETF - May	1,456,249	23,067,196	14,891,542	(820,915)	3,313,265	76,759	40,527,847	—
FT Vest U.S. Small Cap Moderate Buffer ETF - August	1,463,421	23,152,015	14,700,237	(1,001,539)	3,273,450	97,963	40,222,126	—
FT Vest U.S. Small Cap Moderate Buffer ETF - November	1,508,461	23,243,389	14,714,551	(700,794)	2,925,631	62,962	40,245,739	—
		$92,672,536	$58,945,305	$(4,187,822)	$13,619,966	$386,279	$161,436,264	$—

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Disclaimer
The Funds are not sponsored, endorsed, sold or promoted by iShares Russell 2000 ETF, BFA, Russell, State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Funds or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the iShares Russell 2000 ETF or State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.